Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Land	$ 67,640	$ 67,640
Buildings	28,507	28,668
Machinery and equipment	75,326	61,997
Furniture and fixtures	9,506	9,104
Leasehold and buildings improvement	9,590	8,360
Software	69,854	56,241
Total	260,423	232,010
Accumulated Depreciation	135,279	112,654
Construction in progress	63,254	48,061
Property and equipment, net	188,398	167,417	$ 139,434
Software
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	62,680	51,643
Buildings
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	7,172	6,544
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	51,791	41,906
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	7,148	6,532
Leasehold and buildings improvement
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ 6,488	$ 6,029